CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2020	$ 4.0
Minimum future rentals under operating leases - 2021	2.4
Minimum future rentals under operating leases - 2022	1.3
Minimum future rentals under operating leases - 2023	1.3
Minimum future rentals under operating leases - 2024	1.2
Minimum future rentals under operating leases - 2025	2.4
Leasing fees	$ 4.1	$ 3.1	$ 3.2